                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08144
                                                      ---------

                           Hawaii Municipals Portfolio
                           ---------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

HAWAII MUNICIPALS PORTFOLIO as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.6%
$          1,500  Puerto Rico Electric Power Authority, 0.00%, 7/1/17            $      862,455
-----------------------------------------------------------------------------------------------
                                                                                 $      862,455
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.6%
$            620  Hawaii Department of Budget and Finance,
                  (Queens Health System), Prerefunded to 7/1/06,
                  5.75%, 7/1/26                                                  $      674,932
-----------------------------------------------------------------------------------------------
                                                                                 $      674,932
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 9.4%
$            750  Honolulu, 4.75%, 9/1/17                                        $      785,400
             575  Maui County, 5.00%, 3/1/21                                            589,398
             200  Maui County, 5.50%, 3/1/19                                            218,544
             285  Puerto Rico, 0.00%, 7/1/15                                            175,423
-----------------------------------------------------------------------------------------------
                                                                                 $    1,768,765
-----------------------------------------------------------------------------------------------

HOSPITAL -- 2.9%
$            300  Hawaii Department of Budget and Finance,
                  (Wilcox Memorial Hospital), 5.35%, 7/1/18                      $      301,572
             150  Hawaii Department of Budget and Finance,
                  (Wilcox Memorial Hospital), 5.50%, 7/1/28                             145,245
             100  Hawaii Pacific Health, 5.60%, 7/1/33                                   99,640
-----------------------------------------------------------------------------------------------
                                                                                 $      546,457
-----------------------------------------------------------------------------------------------

HOUSING -- 6.9%
$            240  Guam Housing Corp., Single Family,
                  (AMT), 5.75%, 9/1/31                                           $      256,685
           1,000  Hawaii Housing Finance and Development,
                  Single Family, 5.90%, 7/1/27                                        1,023,220
              20  Hawaii Housing Finance and Development,
                  Single Family, (AMT), 6.00%, 7/1/26                                    20,260
-----------------------------------------------------------------------------------------------
                                                                                 $    1,300,165
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.6%
$            375  Hawaii Department of Transportation Special Facilities,
                  (Continental Airlines), 7.00%, 6/1/20                          $      308,726
-----------------------------------------------------------------------------------------------
                                                                                 $      308,726
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.3%
$            500  Hawaii State Housing Development Corp.,
                  (University of Hawaii), (AMBAC), 5.65%, 10/1/16                $      524,335
             240  University of Hawaii Board of Regents,
                  University System, (FSA), 5.00%, 10/1/18                              250,558
             250  University of Hawaii Board of Regents,
                  University System, (FSA), 5.25%, 10/1/16                              270,170
             100  University of Hawaii Board of Regents,
                  University System, (FSA), 5.25%, 10/1/17                              107,616
             400  University of Puerto Rico, (MBIA), 5.375%, 6/1/30                     411,584
-----------------------------------------------------------------------------------------------
                                                                                 $    1,564,263
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.2%
$            250  Hawaii Department of Budget and Finance,
                  (Hawaiian Electric Co.), (AMBAC), (AMT),
                  5.75%, 12/1/18                                                 $      273,135
             500  Hawaii Department of Budget and Finance,
                  (Hawaiian Electric Co.), (MBIA), (AMT),
                  6.60%, 1/1/25                                                         514,405
-----------------------------------------------------------------------------------------------
                                                                                 $      787,540
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.9%
$            375  Hawaii, (MBIA), Prerefunded to 10/1/10,
                  5.25%, 10/1/20                                                 $      416,272
             100  Puerto Rico, (FGIC), Prerefunded to 7/1/12,
                  Variable Rate, 7/1/32(1)(2)                                           130,663
-----------------------------------------------------------------------------------------------
                                                                                 $      546,935
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 17.8%
$            350  Hawaii County, (FGIC), 5.125%, 7/15/21                         $      363,510
             350  Hawaii County, (FGIC), 5.55%, 5/1/10                                  391,230
             100  Hawaii County, (FSA), 5.00%, 7/15/22                                  102,945
             375  Hawaii, (FSA), 5.125%, 2/1/22                                         388,744
             375  Hawaii, (MBIA), 5.00%, 4/1/17                                         393,263
           1,000  Hawaii, (MBIA), 5.25%, 5/1/24                                       1,047,740
             400  Kauai County, (MBIA), 5.00%, 8/1/24(3)                                405,304
             200  Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                       246,428
-----------------------------------------------------------------------------------------------
                                                                                 $    3,339,164
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.5%
$            100  Hawaii Department of Budget and Finance,
                  (St. Francis Medical Center), (FSA),
                  6.50%, 7/1/22                                                  $      100,371
-----------------------------------------------------------------------------------------------
                                                                                 $      100,371
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                       VALUE
-----------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 2.2%
$            200  Puerto Rico Infrastructure Financing Authority,
                  (AMBAC), Variable Rate, 7/1/28(2)(4)                           $      203,630
             210  Puerto Rico Infrastructure Financing Authority,
                  (AMBAC), Variable Rate, 7/1/28(1)(2)                                  215,718
-----------------------------------------------------------------------------------------------
                                                                                 $      419,348
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.7%
$            500  Hawaii Airports System, (FGIC), (AMT),
                  5.25%, 7/1/21                                                  $      513,540
             100  Hawaii Airports System, (MBIA), (AMT),
                  6.90%, 7/1/12                                                         117,312
             250  Hawaii Highway, (FSA), 5.00%, 7/1/22                                  255,340
             900  Hawaii, State Harbor Revenue, (AMT), (FSA),
                  5.00%, 1/1/23                                                         901,008
           1,000  Puerto Rico Highway and Transportation Authority,
                  (FSA), 4.75%, 7/1/38                                                  972,860
-----------------------------------------------------------------------------------------------
                                                                                 $    2,760,060
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.6%
$          1,000  Honolulu, City and County Board Water
                  Supply Systems, (FSA), 5.25%, 7/1/31                           $    1,022,350
           1,000  Honolulu, City and County Wastewater Systems,
                  (FGIC), 0.00%, 7/1/18                                                 504,110
             500  Honolulu, City and County Wastewater Systems,
                  (FGIC), 4.50%, 7/1/28                                                 464,010
-----------------------------------------------------------------------------------------------
                                                                                 $    1,990,470
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.1%
$            200  Puerto Rico Infrastructure Financing Authority,
                  Variable Rate, 10/1/34(1)(2)                                   $      234,308
             500  Puerto Rico Infrastructure Financing Authority,
                  5.50%, 10/1/40                                                        528,590
-----------------------------------------------------------------------------------------------
                                                                                 $      762,898
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.4%
$            250  Virgin Islands Public Facilities Authority,
                  5.625%, 10/1/25                                                $      252,570
-----------------------------------------------------------------------------------------------
                                                                                 $      252,570
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.5%
$            250  Hawaii Highway Revenue, 5.50%, 7/1/18                          $      281,308
-----------------------------------------------------------------------------------------------
                                                                                 $      281,308
-----------------------------------------------------------------------------------------------

                                                                                 VALUE
-----------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 97.2%
  (IDENTIFIED COST $17,131,196)                                                  $   18,266,427
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                           $      518,217
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $   18,784,644
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 63.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.7% to 25.3% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate value of the securities is $1,030,747 or 5.5% of the Portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
     Identified cost                                           $              41,125,201   $     17,131,196   $     20,173,569
     Unrealized appreciation                                                   1,837,590          1,135,231            891,270
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $              42,962,791   $     18,266,427   $     21,064,839
------------------------------------------------------------------------------------------------------------------------------
Cash                                                           $                  80,453   $        408,148   $        117,535
Receivable for investments sold                                                   70,261                 --            153,000
Interest receivable                                                              559,027            181,931            325,207
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $              43,672,532   $     18,856,506   $     21,660,581
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open financial
     futures contracts                                         $                 155,000   $         56,250   $        101,250
Demand note payable                                                              100,000                 --                 --
Accrued expenses                                                                  18,192             15,612             16,099
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $                 273,192   $         71,862   $        117,349
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $              43,399,340   $     18,784,644   $     21,543,232
------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals        $              42,054,072   $     17,770,542   $     20,965,731
Net unrealized appreciation (computed on the basis of
     identified cost)                                                          1,345,268          1,014,102            577,501
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                          $              43,399,340   $     18,784,644   $     21,543,232
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                       $               1,232,337   $        516,445   $        607,751
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $               1,232,337   $        516,445   $        607,751
------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                         $                  59,559   $         14,670   $         19,272
Trustees' fees and expenses                                                          654                 67                 66
Legal and accounting services                                                     10,343              9,216              9,156
Custodian fee                                                                     15,869              8,599              9,864
Miscellaneous                                                                      5,180              3,319              4,805
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $                  91,605   $         35,871   $         43,163
------------------------------------------------------------------------------------------------------------------------------
Deduct --
     Reduction of custodian fee                                $                   1,276   $            632   $            479
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $                   1,276   $            632   $            479
------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   $                  90,329   $         35,239   $         42,684
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $               1,142,008   $        481,206   $        565,067
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
     Investment transactions (identified cost basis)           $                (103,541)  $          6,216   $        (15,818)
     Financial futures contracts                                                  86,542             63,252            216,029
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                       $                 (16,999)  $         69,468   $        200,211
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                       $              (1,140,801)  $       (465,207)  $       (508,867)
     Financial futures contracts                                                (301,504)           (81,197)          (234,256)
------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $              (1,442,305)  $       (546,404)  $       (743,123)
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $              (1,459,304)  $       (476,936)  $       (542,912)
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $                (317,296)  $          4,270   $         22,155
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
     Net investment income                                     $               1,142,008   $        481,206   $        565,067
     Net realized gain (loss) from investments and financial
          futures contracts transactions                                         (16,999)            69,468            200,211
     Net change in unrealized appreciation (depreciation)
          from investments and financial futures contracts                    (1,442,305)          (546,404)          (743,123)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $                (317,296)  $          4,270   $         22,155
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                             $               8,493,706   $      6,043,286   $      6,203,342
     Withdrawals                                                             (12,946,805)        (7,050,881)        (8,017,325)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $              (4,453,099)  $     (1,007,595)  $     (1,813,983)
------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                     $              (4,770,395)  $     (1,003,325)  $     (1,791,828)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                         $              48,169,735   $     19,787,969   $     23,335,060
------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $              43,399,340   $     18,784,644   $     21,543,232
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2004

                                                               FLORIDA INSURED PORTFOLIO   HAWAII PORTFOLIO   KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
     Net investment income                                     $               2,140,205   $        915,687   $      1,144,355
     Net realized gain (loss) from investments, financial
          futures contracts and interest rate swap
          contracts transactions                                                   6,390           (150,442)          (231,536)
     Net change in unrealized appreciation (depreciation)
          from investments and financial futures contracts                       366,107            545,757            549,003
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $               2,512,702   $      1,311,002   $      1,461,822
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                             $              16,380,002   $      2,924,107   $      4,465,819
     Withdrawals                                                              (7,919,383)        (2,358,630)        (4,236,877)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS           $               8,460,619   $        565,477   $        228,942
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $              10,973,321   $      1,876,479   $      1,690,764
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                           $              37,196,414   $     17,911,490   $     21,644,296
------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $              48,169,735   $     19,787,969   $     23,335,060
------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                            FLORIDA INSURED PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31, 2004           ---------------------------------------------------------------
                                             (UNAUDITED)               2004        2003      2002(1)       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
  Expenses                                               0.40%(2)        0.40%       0.37%       0.39%       0.47%       0.38%
  Expenses after custodian fee reduction                 0.39%(2)        0.38%       0.36%       0.35%       0.43%       0.34%
  Net investment income                                  4.99%(2)        4.94%       5.25%       5.26%       5.34%       5.32%
Portfolio Turnover                                          0%             19%         16%         18%          8%         34%
------------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                         (0.59)%          6.34%       7.68%       5.60%         --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $         43,399        $ 48,170    $ 37,196    $ 29,918    $ 25,539    $ 25,760
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                HAWAII PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31, 2004           ---------------------------------------------------------------
                                             (UNAUDITED)               2004        2003      2002(1)       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average
  daily net assets):
  Net expenses                                           0.38%(2)        0.40%       0.38%       0.48%       0.35%       0.02%
  Net expenses after custodian fee
    reduction                                            0.37%(2)        0.38%       0.33%       0.45%       0.28%       0.00%
  Net investment income                                  5.06%(2)        4.92%       5.10%       5.20%       5.53%       5.67%
Portfolio Turnover                                         19%              4%         11%         22%         13%         20%
------------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                          0.08%           7.44%       6.51%       5.43%         --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $         18,785        $ 19,788    $ 17,911    $ 17,777    $ 18,885    $ 17,093
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a voluntary reduction of the investment adviser fee, a voluntary allocation of expenses to the Investment
  Adviser, or both. Had such actions not
  been taken, the ratios would have been
  as follows:

Ratios (As a percentage of average
  daily net assets):
  Expenses                                                                                                   0.40%       0.38%
  Expenses after custodian fee reduction                                                                     0.33%       0.36%
  Net investment income                                                                                      5.48%       5.31%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                KANSAS PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                            YEAR ENDED JANUARY 31,
                                             JULY 31, 2004           ---------------------------------------------------------------
                                             (UNAUDITED)               2004        2003      2002(1)       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average
  daily net assets):
  Net expenses                                           0.38%(2)        0.40%       0.41%       0.50%       0.23%       0.05%
  Net expenses after custodian fee
    reduction                                            0.38%(2)        0.39%       0.38%       0.46%       0.22%       0.00%
  Net investment income                                  5.02%(2)        4.97%       5.05%       5.00%       5.55%       5.59%
Portfolio Turnover                                         10%              7%         17%         18%          7%         24%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                          0.21%           6.65%       7.93%       5.40%         --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $         21,543        $ 23,335    $ 21,644    $ 16,319    $ 12,423    $ 12,200
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a voluntary reduction of the investment adviser fee, a voluntary allocation of expenses to the Investment
  Adviser, or both. Had such actions not
  been taken, the ratios would have been
  as follows:

Ratios (As a percentage of average
  daily net assets):
  Expenses                                                                                       0.53%       0.47%       0.49%
  Expenses after custodian fee reduction                                                         0.49%       0.46%       0.44%
  Net investment income                                                                          4.97%       5.31%       5.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS as of July 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2004, the Eaton Vance Florida Insured Municipals Fund, the Eaton Vance Hawaii Municipals Fund and the Eaton Vance Kansas Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payment based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movement in value of interest rates.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INDEMNIFICATIONS -- Under the Portfolios' organizational documents, their officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolios. Interestholders in the Portfolios are jointly and severally liable for the liabilities and obligations of the Portfolios in the event that the Portfolios fail to satisfy such liabilities and obligations, provided, however, that, to the extent assets are available in the Portfolios, the Portfolios may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolios. Additionally, in the normal course of business, the Portfolios enter into agreements with service providers that may contain indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

   L OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to July 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2004, each Portfolio incurred advisory fees as follows:

   PORTFOLIO                                         AMOUNT      EFFECTIVE RATE*
   -----------------------------------------------------------------------------
   Florida Insured                                  $ 59,559               0.26%
   Hawaii                                             14,670               0.15%
   Kansas                                             19,272               0.17%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2004, were as follows:

   FLORIDA INSURED
   Purchases                                                         $         0
   Sales                                                               2,851,342

   HAWAII
   Purchases                                                         $ 3,580,012
   Sales                                                               4,350,455

   KANSAS
   Purchases                                                         $ 2,306,590
   Sales                                                               3,743,290

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2004, as computed on a federal income tax basis, are as follows:

   FLORIDA INSURED
   AGGREGATE COST                                                   $ 41,076,929
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  2,012,149
   Gross unrealized depreciation                                        (126,287)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $  1,885,862
   -----------------------------------------------------------------------------

   HAWAII
   AGGREGATE COST                                                   $ 17,081,624
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  1,275,233
   Gross unrealized depreciation                                         (90,430)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $  1,184,803
   -----------------------------------------------------------------------------

   KANSAS
   AGGREGATE COST                                                   $ 20,112,170
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  1,038,151
   Gross unrealized depreciation                                         (85,482)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $    952,669
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2004, the Florida Insured Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2004 is as follows:

   FUTURES CONTRACTS

                     EXPIRATION                                                 AGGREGATE                           NET UNREALIZED
   PORTFOLIO         DATE             CONTRACTS                 POSITION        FACE VALUE        VALUE             DEPRECIATION
   ---------------------------------------------------------------------------------------------------------------------------------
   Florida Insured   9/04             124 U.S. Treasury Bond    Short           $ (12,926,803)    $ (13,419,125)    $ (492,322)

   Hawaii            9/04             45 U.S. Treasury Bond     Short           $  (4,748,715)    $  (4,869,844)    $ (121,129)

   Kansas            9/04             63 U.S. Treasury Bond     Short           $  (6,574,092)    $  (6,817,781)    $ (243,689)
                     9/04             30 U.S. Treasury Note     Short              (3,251,483)       (3,321,563)       (70,080)

   At July 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

7  INTERESTHOLDER MEETING

   Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, interestholders voted to change each Portfolio's diversification status from diversified to non-diversified. The results of the vote were as follows. Results are rounded to the nearest whole number:

                    FLORIDA INSURED       HAWAII           KANSAS
                      PORTFOLIO         PORTFOLIO        PORTFOLIO
   ---------------------------------------------------------------
   Affirmative            87%              72%              86%

   Against                 9%               9%               7%

   Abstain                 4%              19%               7%

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

                     OFFICERS

                     Thomas J. Fetter
                     President

                     William H. Ahern, Jr.
                     Co-Portfolio Manager
                     of Kansas Municipals Portfolio

                     Craig R. Brandon
                     Portfolio Manager of
                     Florida Insured Municipals
                     Portfolio

                     James B. Hawkes
                     Vice President and Trustee

                     Cynthia J. Clemson
                     Vice President of Florida
                     Insured Municipals Portfolio

                     Robert B. MacIntosh
                     Vice President and
                     Portfolio Manager of
                     Hawaii Municipals Portfolio

                     Thomas M. Metzold
                     Vice President and
                     Co-Portfolio Manager of
                     Kansas Municipals Portfolio

                     Kristin S. Anagnost
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     Samuel L. Hayes, III
                     William H. Park
                     Ronald A. Pearlman
                     Norton H. Reamer
                     Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAII MUNICIPALS PORTFOLIO

By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: September 20, 2004


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: September 20, 2004